Investment Strategy - Guardian Capital Dividend Growth Fund	Jan. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Guardian Dividend Fund invests primarily in a diversified portfolio of equity securities of both U.S. and non-U.S. companies that pay current dividends, including American Depository Receipts (“ADRs”). Under normal market conditions, the Guardian Dividend Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in such dividend-paying equity securities. The Guardian Dividend Fund may invest in companies of all sizes but will focus primarily on medium and larger capitalization companies that pay a dividend, and may trade warrants and rights. The Guardian Dividend Fund considers market capitalizations between $2 Billion and $25 billion to qualify as medium capitalization, and those over $25 billion to qualify as large capitalization. These dollar amounts may change due to market conditions. The Guardian Dividend Fund may also invest in real estate investment trusts (“REITs”) and limited partnership interests in Master Limited Partnerships (“MLPs”).

In selecting securities for the Guardian Dividend Fund, the Adviser primarily seeks to identify companies that it believes have the potential for growth of income and capital appreciation over time, with an emphasis on companies that the Adviser believes have the ability to grow earnings and a willingness to sustainably increase dividends.

The international portion of the Guardian Dividend Fund’s portfolio will generally be diversified across a number of foreign countries, and may, at times, comprise a significant majority of the Fund’s portfolio. The Guardian Dividend Fund may also invest up to 15% of its net assets in securities of companies that are listed in, or whose principal business activities are located in, emerging market countries. Emerging markets countries include those defined or classified currently or in the future as an emerging market by the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.